Derivative Financial Instruments (Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2016	Mar. 31, 2016
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 2,092	¥ 2,366
Fair value	26	15
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	1,678	1,603
Fair value	23	14
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	414	763
Fair value	3	1
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	2,225	2,592
Fair value	¥ (27)	¥ (9)